                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 08/31/2005

MASSACHUSETTS INVESTORS
GROWTH STOCK FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                              SHARES                $ VALUE
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
STOCKS - 97.8%
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AEROSPACE - 1.5%
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Lockheed Martin Corp.                                                                              332,500         $   20,694,800
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Northrop Grumman Corp.                                                                             377,700             21,185,193
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United Technologies Corp.                                                                        1,407,500             70,375,000
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                                                                                                                   $  112,254,993
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ALCOHOLIC BEVERAGES - 0.1%
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Pernod Ricard                                                                                       55,300         $    9,591,286
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APPAREL MANUFACTURERS - 0.9%
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LVMH Moet Hennessy Louis Vuitton S.A                                                               103,900         $    8,435,239
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Nike, Inc., "B"                                                                                    342,400             27,018,784
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Reebok International Ltd.^                                                                         601,140             33,844,178
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                                                                                                                   $   69,298,201
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AUTOMOTIVE - 0.6%
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Harley-Davidson, Inc.^                                                                             944,400         $   46,521,144
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BANKS & CREDIT COMPANIES - 3.3%
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American Express Co.                                                                               730,050         $   40,327,962
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Citigroup, Inc.                                                                                  1,163,920             50,944,778
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Countrywide Financial Corp.                                                                        340,100             11,491,979
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SLM Corp.                                                                                        2,532,200            125,976,950
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UBS AG                                                                                             266,945             21,903,493
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Unibanco - Uniao de Bancos Brasileiros S.A., GDR^                                                   47,100              2,106,312
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                                                                                                                   $  252,751,474
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BIOTECHNOLOGY - 4.8%
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Amgen, Inc.*                                                                                     2,252,173         $  179,948,623
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Genzyme Corp.*                                                                                     862,628             61,393,235
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Gilead Sciences, Inc.*                                                                           2,360,563            101,504,209
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ImClone Systems, Inc.^*                                                                            476,860             15,602,859
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MedImmune, Inc.*                                                                                   389,460             11,656,538
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                                                                                                                   $  370,105,464
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BROADCAST & CABLE TV - 2.7%
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Citadel Broadcasting Corp.^*                                                                       853,800         $   11,526,300
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Comcast Corp., "A"^*                                                                             1,327,830             40,830,773
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EchoStar Communications Corp., "A"                                                                 640,400             19,167,172
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Grupo Televisa S.A., ADR                                                                           459,840             28,877,952
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News Corp., "A"                                                                                  1,747,800             28,331,838
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Univision Communications, Inc., "A"^*                                                              814,280             21,904,132
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Viacom, Inc., "B"                                                                                1,050,070             35,691,879
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Walt Disney Co.                                                                                    682,370             17,188,900
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XM Satellite Radio Holdings, Inc., "A"*                                                            114,500              4,036,125
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                                                                                                                   $  207,555,071
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BROKERAGE & ASSET MANAGERS - 1.0%
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Chicago Mercantile Exchange Holdings, Inc.^                                                         89,800         $   24,928,480
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Goldman Sachs Group, Inc.                                                                          345,000             38,357,100
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Legg Mason, Inc.                                                                                    28,800              3,010,464
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Merrill Lynch & Co., Inc.                                                                          205,350             11,737,806
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                                                                                                                   $   78,033,850
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BUSINESS SERVICES - 3.1%
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Accenture Ltd., "A"*                                                                             2,601,260         $   63,470,744
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Amdocs Ltd.*                                                                                     3,206,980             94,124,863
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Cintas Corp.                                                                                       626,620             25,848,075
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Fiserv, Inc.^*                                                                                     371,200             16,655,744
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Getty Images, Inc.^*                                                                               174,160             14,906,354
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Infosys Technologies Ltd., ADR                                                                     352,000             24,918,080
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                                                                                                                   $  239,923,860
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CHEMICALS - 0.8%
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3M Co.                                                                                             658,600         $   46,859,390
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Monsanto Co.                                                                                       260,880             16,654,579
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                                                                                                                   $   63,513,969
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COMPUTER SOFTWARE - 8.2%
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Adobe Systems, Inc.                                                                              1,315,200         $   35,563,008
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Check Point Software Technologies Ltd.*                                                            445,226             10,044,299
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Macromedia, Inc.*                                                                                  200,900              7,423,255
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Mercury Interactive Corp.^*                                                                        827,670             30,350,659
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Microsoft Corp.                                                                                  9,121,060            249,917,044
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NAVTEQ Corp.^*                                                                                     293,600             13,664,144
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Oracle Corp.*                                                                                   13,459,850            174,574,255
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Symantec Corp.*                                                                                  5,551,134            116,462,791
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                                                                                                                   $  637,999,455
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COMPUTER SOFTWARE - SYSTEMS - 3.4%
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Apple Computer, Inc.*                                                                              969,200         $   45,484,556
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CDW Corp.                                                                                          481,500             28,447,020
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Dell, Inc.*                                                                                      4,334,710            154,315,676
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International Business Machines Corp.                                                              146,600             11,818,892
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LG Philips LCD Co. Ltd., ADR^*                                                                     925,180             21,047,845
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                                                                                                                   $  261,113,989
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CONSTRUCTION - 0.1%
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KB Home^                                                                                            35,200         $    2,610,432
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Pulte Homes, Inc.                                                                                   29,800              2,568,760
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                                                                                                                   $    5,179,192
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CONSUMER GOODS & SERVICES - 3.8%
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Apollo Group, Inc., "A"*                                                                           587,800         $   46,236,348
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Avon Products, Inc.                                                                                830,630             27,261,277
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Career Education Corp.^*                                                                           280,300             10,987,760
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Colgate-Palmolive Co.                                                                            1,050,900             55,172,250
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Fortune Brands, Inc.^                                                                               37,600              3,270,448
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Gillette Co.                                                                                       621,580             33,484,515
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Procter & Gamble Co.                                                                             1,543,560             85,636,709
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Reckitt Benckiser PLC                                                                            1,144,900             35,587,408
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                                                                                                                   $  297,636,715
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ELECTRICAL EQUIPMENT - 3.0%
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Cooper Industries Ltd., "A"                                                                        161,740         $   10,746,006
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Danaher Corp.                                                                                      273,300             14,637,948
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General Electric Co.                                                                             3,427,230            115,189,200
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Tyco International Ltd.                                                                          3,246,120             90,339,520
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                                                                                                                   $  230,912,674
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ELECTRONICS - 6.3%
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Amphenol Corp., "A"                                                                                205,600         $    8,719,496
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Analog Devices, Inc.                                                                             1,472,730             53,681,009
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Applied Materials, Inc.                                                                            707,700             12,957,987
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AU Optronics Corp., ADR                                                                            798,844             11,814,903
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Intel Corp.                                                                                      2,001,200             51,470,864
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KLA-Tencor Corp.                                                                                   445,400             22,608,504
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Marvell Technology Group Ltd.^*                                                                    836,928             39,494,632
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PMC-Sierra, Inc.^*                                                                               1,957,470             16,599,346
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Samsung Electronics Co. Ltd.                                                                        67,550             35,626,702
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Samsung Electronics Co. Ltd., GDR                                                                  163,040             42,757,240
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SanDisk Corp.^*                                                                                    604,600             23,476,618
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Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                 2,580,799             21,239,976
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Texas Instruments, Inc.                                                                          2,024,790             66,170,137
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Xilinx, Inc.^                                                                                    2,906,325             81,638,669
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                                                                                                                   $  488,256,083
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ENERGY - INDEPENDENT - 0.3%
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Arch Coal, Inc.^                                                                                   101,700         $    6,529,140
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EOG Resources, Inc.^                                                                               188,900             12,057,487
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Massey Energy Co.^                                                                                 140,400              7,132,320
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                                                                                                                   $   25,718,947
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ENERGY - INTEGRATED - 0.4%
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Amerada Hess Corp.                                                                                 248,900         $   31,635,190
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FOOD & DRUG STORES - 1.0%
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CVS Corp.                                                                                        2,641,320         $   77,575,568
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FOOD & NON-ALCOHOLIC BEVERAGES - 2.6%
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Cadbury Schweppes PLC                                                                              375,900         $    3,721,725
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Coca-Cola Co.                                                                                      520,600             22,906,400
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Kellogg Co.                                                                                        930,800             42,193,164
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Nestle S.A                                                                                          33,192              9,327,220
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PepsiCo, Inc.                                                                                    2,303,650            126,355,203
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                                                                                                                   $  204,503,712
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FOREST & PAPER PRODUCTS - 0%
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Votorantim Celulose e Papel S.A., ADR^                                                             140,400         $    1,628,640
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FURNITURE & APPLIANCES - 0.7%
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Harman International Industries, Inc.                                                              540,600         $   55,898,040
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GAMING & LODGING - 0.9%
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Carnival Corp.                                                                                     903,100         $   44,558,954
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Harrah's Entertainment, Inc.                                                                        76,300              5,307,428
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Hilton Group PLC                                                                                 2,204,100             12,561,137
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Royal Caribbean Cruises Ltd.^                                                                      220,870              9,435,566
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                                                                                                                   $   71,863,085
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GENERAL MERCHANDISE - 3.9%
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Family Dollar Stores, Inc.                                                                         624,100         $   12,407,108
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Kohl's Corp.*                                                                                    1,402,820             73,577,909
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Target Corp.                                                                                     1,429,550             76,838,313
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Wal-Mart Stores, Inc.^                                                                           3,153,990            141,803,390
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                                                                                                                   $  304,626,720
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HEALTH MAINTENANCE ORGANIZATIONS - 1.2%
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UnitedHealth Group, Inc.                                                                            79,400         $    4,089,100
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WellPoint, Inc.*                                                                                 1,145,600             85,060,800
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                                                                                                                   $   89,149,900
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INSURANCE - 1.4%
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AFLAC, Inc.                                                                                         82,700         $    3,574,294
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American International Group, Inc.                                                               1,480,650             87,654,480
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St. Paul Travelers Cos., Inc.                                                                      454,465             19,546,540
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                                                                                                                   $  110,775,314
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INTERNET - 2.0%
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Amazon.com, Inc.^*                                                                                 188,100         $    8,031,870
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eBay, Inc.*                                                                                        858,710             34,769,168
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Expedia, Inc.^*                                                                                    849,800             18,916,548
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Google, Inc., "A"*                                                                                 110,900             31,717,400
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Yahoo!, Inc.*                                                                                    1,906,510             63,563,043
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                                                                                                                   $  156,998,029
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LEISURE & TOYS - 1.4%
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Activision, Inc.*                                                                                  332,900         $    7,440,315
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Electronic Arts, Inc.^*                                                                          1,717,382             98,371,641
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                                                                                                                   $  105,811,956
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MACHINERY & TOOLS - 1.0%
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ACCO Brands Corp.*                                                                                   8,836         $      230,620
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Caterpillar, Inc.                                                                                  762,600             42,316,674
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Illinois Tool Works, Inc.                                                                          408,020             34,387,926
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                                                                                                                   $   76,935,220
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
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Caremark Rx, Inc.*                                                                                 909,100         $   42,482,243
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Cerner Corp.^*                                                                                      53,400              4,205,784
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Community Health Systems, Inc.*                                                                    485,700             17,888,331
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HCA, Inc.                                                                                          347,000             17,107,100
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                                                                                                                   $   81,683,458
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MEDICAL EQUIPMENT - 5.4%
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Alcon, Inc.^                                                                                       343,600         $   40,561,980
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Boston Scientific Corp.*                                                                           319,700              8,593,536
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DENTSPLY International, Inc.                                                                        55,170              2,922,355
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Fisher Scientific International, Inc.^*                                                            901,470             58,126,786
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Medtronic, Inc.                                                                                  2,183,170            124,440,690
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St. Jude Medical, Inc.*                                                                          1,786,370             81,994,383
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Varian Medical Systems, Inc.*                                                                      238,500              9,497,070
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Waters Corp.*                                                                                      577,300             26,249,831
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Zimmer Holdings, Inc.^*                                                                            823,100             67,634,127
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                                                                                                                   $  420,020,758
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METALS & MINING - 0.2%
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BHP Billiton Ltd., ADR^                                                                            121,800         $    3,813,558
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Companhia Vale do Rio Doce, ADR^                                                                   274,800              9,450,372
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                                                                                                                   $   13,263,930
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NETWORK & TELECOM - 7.1%
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Cisco Systems, Inc.*                                                                            14,003,630         $  246,743,961
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Comverse Technology, Inc.*                                                                         615,560             15,869,137
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Corning, Inc.*                                                                                   5,734,240            114,455,430
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Motorola, Inc.                                                                                     638,000             13,959,440
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Nokia Oyj                                                                                          365,900              5,756,267
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QUALCOMM, Inc.                                                                                   3,946,200            156,703,602
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                                                                                                                   $  553,487,837
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OIL SERVICES - 1.9%
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BJ Services Co.                                                                                    145,200         $    9,159,216
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GlobalSantaFe Corp.^                                                                               742,000             34,784,960
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Halliburton Co.                                                                                    917,000             56,826,490
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National Oilwell Varco, Inc.*                                                                       29,100              1,868,511
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Noble Corp.                                                                                        485,400             34,609,020
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Smith International, Inc.                                                                          284,000              9,866,160
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                                                                                                                   $  147,114,357
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PERSONAL COMPUTERS & PERIPHERALS - 2.3%
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EMC Corp.*                                                                                      10,077,670         $  129,598,836
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Lexmark International, Inc., "A"^*                                                                 438,700             27,629,326
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Network Appliance, Inc.*                                                                         1,017,950             24,166,133
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                                                                                                                   $  181,394,295
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PHARMACEUTICALS - 12.4%
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Abbott Laboratories                                                                              2,261,880         $  102,078,644
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Allergan, Inc.^                                                                                    359,110             33,056,076
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Eli Lilly & Co.                                                                                  2,636,230            145,045,375
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Johnson & Johnson                                                                                3,823,190            242,352,014
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Roche Holding AG                                                                                   952,860            132,016,318
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Sanofi-Aventis^                                                                                    253,600             21,746,015
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Teva Pharmaceutical Industries Ltd., ADR^                                                        2,542,984             82,494,401
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Wyeth                                                                                            4,492,380            205,706,080
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                                                                                                                   $  964,494,923
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PRINTING & PUBLISHING - 0.2%
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McGraw-Hill Cos., Inc.                                                                             266,700         $   12,860,274
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RESTAURANTS - 0.2%
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ARAMARK Corp., "B"                                                                                  60,200         $    1,644,664
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Cheesecake Factory, Inc.*                                                                           48,600              1,539,162
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Outback Steakhouse, Inc.^                                                                          380,060             15,814,297
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                                                                                                                   $   18,998,123
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SPECIALTY CHEMICALS - 0.8%
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Praxair, Inc.                                                                                    1,207,600         $   58,327,080
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SPECIALTY STORES - 3.5%
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Bed Bath & Beyond, Inc.*                                                                           282,570         $   11,458,214
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Best Buy Co., Inc.                                                                                 156,700              7,468,322
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CarMax, Inc.^*                                                                                     393,300             12,530,538
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Home Depot, Inc.                                                                                   726,800             29,304,576
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Lowe's Cos., Inc.                                                                                1,337,100             85,988,901
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PETsMART, Inc.                                                                                   2,205,060             56,824,396
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Staples, Inc.                                                                                    2,051,995             45,061,810
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TJX Cos., Inc.^                                                                                    985,000             20,596,350
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                                                                                                                   $  269,233,107
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TELECOMMUNICATIONS - WIRELESS - 0.5%
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America Movil S.A. de C.V., ADR, "L"                                                             1,832,300         $   40,310,600
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TELEPHONE SERVICES - 0.7%
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Sprint Corp.                                                                                     2,042,650         $   52,965,915
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TRUCKING - 1.1%
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FedEx Corp.                                                                                        761,860         $   62,045,878
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United Parcel Service, Inc., "B"                                                                   303,720             21,530,711
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                                                                                                                   $   83,576,589
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Total Stocks (Identified Cost, $7,529,702,367)                                                                     $7,581,498,987
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COLLATERAL FOR SECURITIES LOANED - 3.5%
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Morgan Stanley Repurchase Agreement, 3.6%, dated 08/31/05, due 09/01/05, total to be received $13,922,491 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account)                                                  13,921,099         $   13,921,099
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                   253,601,963            253,601,963
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Total Collateral for Securities Loaned, at Amortized Cost                                                          $  267,523,062
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ISSUER                                                                                          PAR AMOUNT                $ VALUE
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REPURCHASE AGREEMENT - 1.5%
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Goldman Sachs, 3.56%, dated 8/31/05, due 9/01/05, total to be received
$116,784,548 (secured by various U.S. Treasury and Federal Agency obligations in
a jointly traded account), at Cost                                                           $ 116,773,000         $  116,773,000
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Total Investments (Identified Cost, $7,913,998,429) ~                                                              $7,965,795,049
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OTHER ASSETS, LESS LIABILITIES - (2.8)%                                                                              (214,412,568)
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Net Assets - 100.0%                                                                                                $7,751,382,481
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* Non-income producing security.
~ As of August 31, 2005 the fund had nine securities representing $277,354,304 and 3.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
^ All or a portion of this security is on loan.


Abbreviation:
ADR = American Depository Receipt.
GDR = Global Depository Receipt.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08-31-05

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $8,156,244,596
                                                               ==============
Gross unrealized appreciation                                  $  219,461,494
Gross unrealized depreciation                                    (409,911,041)
                                                               --------------
    Net unrealized depreciation                                $ (190,449,547)
                                                               ==============


A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.